Cost of Sales (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Cost of sales

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$

Cost of finished goods	$2,189,181	$1,745,113
Cost of material	5,401,859	5,016,144
Direct labor	559,775	548,145
Freight and storage	772,866	521,170
Depreciation	83,823	79,797
Occupancy costs	151,923	88,698
Repairs and maintenance	40,430	111,142
Total cost of sales	$9,199,857	$8,110,209

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$

Cost of finished goods	$4,337,709	$2,716,613
Cost of material	11,229,280	9,835,424
Direct labor	1,147,406	1,069,980
Freight and storage	1,470,317	1,141,616
Depreciation	167,646	205,254
Occupancy costs	297,387	200,887
Repairs and maintenance	48,597	206,126
Total cost of sales	$18,698,342	$15,375,900

	Year Ended June 30,
	2024	2023
		Restated
Cost of finished goods	$5,273,627	$-
Cost of material	17,432,898	18,710,436
Direct labor	1,917,665	2,154,793
Freight and storage	2,112,109	1,615,464
Depreciation	481,093	547,454
Occupancy costs	341,790	415,436
Repairs and maintenance	251,600	619,020
Total cost of sales	$27,810,782	$24,062,603